Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
The components of profit/(loss) before income taxes for the years ended December 31, 2015, 2016 and 2017 are as follows:

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$

Cayman Islands	(121,803)	(37,180)	(47,780)	(7,344)
PRC	(4,973,255)	(1,918,803)	(3,371,414)	(518,177)
U.S.	22,543	(71,133)	(76,678)	(11,785)
Other foreign countries	(94,301)	(61,404)	45,742	7,031
Total loss before income taxes	(5,166,816)	(2,088,520)	(3,450,130)	(530,275)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax expense/(benefit) in the consolidated statements of comprehensive loss consists of the following:

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$

Current tax expense/(benefit):
PRC	11,764	329	216	33
U.S.	9,367	6,664	(12)	(2)
Other foreign countries	14,155	3,263	(281)	(43)
Total current income tax expense/(benefit)	35,286	10,256	(77)	(12)
Deferred income tax expense:
PRC	695,702	—	—	—
U.S.	203	2,517	12	2
Other foreign countries	—	122	285	44
Total deferred income tax expense	695,905	2,639	297	46
Total income tax expense	731,191	12,895	220	34

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Reconciliation between the provisions for income tax computed applying the statutory CIT and the Group’s effective tax rate:

	2015	2016	2017
	RMB	RMB	RMB

Computed expected tax expense/(benefit)	(25)%	(25)%	(25)%
PRC tax rate differential, preferential rate	10.07%	7.34%	7.65%
Tax rate differential for non-PRC entities	2.18%	1.56%	(0.02)%
Tax holiday	0.50%	—%	—%
Research and development tax credit	(0.39)%	(0.66)%	(0.63)%
Non-deductible expenses:
Staff welfare in excess of allowable limits	0.29%	0.68%	0.03%
Share based compensation	0.06%	0.02%	0.01%
Entertainment expenses	0.02%	0.04%	0.01%
Change in valuation allowance	25.50%	16.62%	17.95%
Dividend withholding tax	(0.00)%	0.01%	0.01%
Others	0.92%	0.01%	0.00%
Actual income tax expense/(benefit)	14.15%	0.62%	0.01%

Schedule of Earnings Per Share, And Effect Of Preferential Tax [Table Text Block]
The following table sets forth the effect of preferential tax on China operations, preferential rate and Tax holiday for the year ended December 31 2015, 2016 and 2017, respectively:

Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$

Tax holiday effect ((increase)/decrease)	—	—	—	—
Basic net loss per share effect ((increase)/decrease)	—	—	—	—
Diluted net loss per share effect ((increase)/decrease)	—	—	—	—

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

The principal components of the deferred income tax assets and deferred income tax liabilities are as follows:
	Year ended December 31,
	2016	2017
	RMB	RMB	US$
Gross deferred income tax assets:

Accounts receivable and prepayments to suppliers	279,131	260,846	40,091
Inventories	18,596	4,071	626
Employee benefits	26,943	30,362	4,667
Accrued warranty	126,144	133,217	20,475
Property, plant and equipment and fixed asset related subsidies	1,421,003	1,323,158	203,366
Net operating loss carryforwards	1,239,983	1,648,305	253,340
Investment loss	15,552	6,576	1,011
Provision for inventory purchase commitment	224,982	212,677	32,687
Total gross deferred income tax assets	3,352,334	3,619,212	556,263
Valuation allowance	(3,352,131)	(3,619,020)	(556,233)
Net deferred income tax assets	203	192	30
Gross deferred income tax liabilities:
Intangible assets	(8,804)	(8,804)	(1,353)
Withholding income tax	(4,215)	(4,501)	(692)
Total gross deferred income tax liabilities	(13,019)	(13,305)	(2,045)

Summary of Valuation Allowance [Table Text Block]
The movements of the valuation allowance are as follows:

	Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$

Balance at the beginning of the year	1,311,342	2,691,684	3,352,131	515,213
Additions of valuation allowance	1,409,078	690,704	730,940	112,343
Reduction of valuation allowance	(28,736)	(30,257)	(464,051)	(71,323)
Balance at the end of the year	2,691,684	3,352,131	3,619,020	556,233